Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital Ratio, Actual Capital	20.03%	19.48%	13.88%
Total Risk-Based Capital Ratio, Minimum Capital Requirements	8.00%	8.00%	8.00%
Tier 1 Risk-Based Capital Ratio, Actual Capital	18.77%	18.22%	12.64%
Tier 1 Risk-Based Capital, Minimum Capital Requirements	4.00%	4.00%	4.00%
Leverage Ratio,Actual Capital	12.66%	12.06%	8.13%
Leverage Ratio , Minimum Capital Requirements	4.00%	4.00%	4.00%
Total capital to risk weighted assets, actual amount		$ 128,345	$ 93,400
Total capital to risk weighted assets, actual ratio	20.03%	19.48%	13.88%
Total capital to risk weighted assets, minimum capital requirements amount		52,710	53,846
Total capital to risk weighted assets, minimum capital requirements ratio	8.00%	8.00%	8.00%
Tier 1 capital to risk weighted assets, actual amount		120,031	85,071
Tier 1 capital to risk weighted assets, actual ratio	18.77%	18.22%	12.64%
Tier 1 capital to risk weighted assets, minimum capital requirements amount		26,355	26,923
Tier 1 capital to risk weighted assets,, minimum capital requirements ratio	4.00%	4.00%	4.00%
Tier 1 capital to average assets, actual amount		120,031	85,071
Tier 1 capital to average assets, actual ratio	12.66%	12.06%	8.13%
Tier 1 capital to average assets, minimum capital requirements amount		39,803	41,875
Tier 1 capital to average assets,, minimum capital requirements ratio	4.00%	4.00%	4.00%
Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital Ratio, Actual Capital	14.80%	13.98%	13.32%
Total Risk-Based Capital Ratio, Minimum Capital Requirements	8.00%	8.00%	8.00%
Tier 1 Risk-Based Capital Ratio, Actual Capital	13.54%	12.71%	12.08%
Tier 1 Risk-Based Capital, Minimum Capital Requirements	4.00%	4.00%	4.00%
Tier 1 Risk-Based Capital Ratio,Minimum To be Well-Capitalized Under Prompt Corrective Action Provisions	6.00%	6.00%	6.00%
Leverage Ratio,Actual Capital	9.13%	8.43%	7.76%
Leverage Ratio , Minimum Capital Requirements	4.00%	4.00%	4.00%
Leverage Ratio, Minimum To Be Well Capitalized Under Prompt Corrective Action Provision	5.00%	5.00%	5.00%
Total capital to risk weighted assets, actual amount		92,038	89,425
Total capital to risk weighted assets, actual ratio	14.80%	13.98%	13.32%
Total capital to risk weighted assets, minimum capital requirements amount		52,685	53,725
Total capital to risk weighted assets, minimum capital requirements ratio	8.00%	8.00%	8.00%
Total capital to risk weighted assets, minimum to be well capitalized under prompt corrective action provision ratio	10.00%	10.00%	10.00%
Tier 1 capital to risk weighted assets, actual amount		83,728	81,115
Tier 1 capital to risk weighted assets, actual ratio	13.54%	12.71%	12.08%
Tier 1 capital to risk weighted assets, minimum capital requirements amount		26,342	26,862
Tier 1 capital to risk weighted assets,, minimum capital requirements ratio	4.00%	4.00%	4.00%
Tier 1 capital to average assets, actual amount		83,728	81,115
Tier 1 capital to average assets, actual ratio	9.13%	8.43%	7.76%
Tier 1 capital to average assets, minimum capital requirements amount		39,731	41,815
Total capital to risk weighted assets, minimum to be well capitalized under prompt corrective action provision amount		65,856	67,156
Tier 1 capital to average assets,, minimum capital requirements ratio	4.00%	4.00%	4.00%
Tier 1 capital to risk weighted assets, minimum to be well capitalized under prompt corrective action provision amount		39,514	40,294
Tier 1 capital to risk weighted assets, minimum to be well capitalized under prompt corrective action provision ratio	6.00%	6.00%	6.00%
Tier 1 capital to average assets, minimum to be well capitalized under prompt corrective action provision amount		$ 49,664	$ 52,268
Tier 1 capital to average assets, minimum to be well capitalized under prompt corrective action provision ratio	5.00%	5.00%	5.00%